Other operating (loss)/income - Rolls-Royce settlement (Details) £ in Thousands, shares in Thousands, $ in Millions			12 Months Ended
	May 22, 2024 GBP (£) shares	May 22, 2024 USD ($) shares	Dec. 31, 2024 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Repurchase of ordinary shares | £			£ 803
Design contract with-Rolls Royce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payment received from contract termination	£ 26,700	$ 34
Number of treasury shares acquired | shares	140	140
Repurchase of ordinary shares	£ 803	$ 1